Finance Expense, Net (Tables)	12 Months Ended
Dec. 31, 2017
Finance Expense, Net
Schedule of finance (expense) income, net

	2017		2016		2015
Interest expense (1)	Ps.	(9,245,671)	Ps.	(8,497,919)	Ps.	(6,239,387)
Foreign exchange loss, net (2)	—		(2,490,296)		(2,426,011)
Other finance expense, net (3)	—		(43,370)		—

Finance expense	(9,245,671)		(11,031,585)		(8,665,398)

Interest income (4)	2,268,711		1,499,473		1,027,758
Foreign exchange gain, net (2)	768,923		—		—
Other finance income, net (3)	903,204		—		7,514,784

Finance income	3,940,838		1,499,473		8,542,542

Finance expense, net	Ps.	(5,304,833)	Ps.	(9,532,112)	Ps.	(122,856)

(1)	In 2017, interest expense include fees for the prepayment in full of the Senior Notes due 2018, in the amount of Ps.158,496 (see Note 13).

(2)

In 2017, 2016 and 2015, foreign exchange gain or loss, net, included (i) foreign exchange gain or loss resulted primarily from the appreciation or depreciation of the Mexican peso against the U.S. dollar on the Group’s U.S. dollar-denominated monetary liability position, excluding long-term debt designated as hedging instrument of the Group’s investments in UHI and Open Ended Fund, during the years ended December 31, 2017, 2016 and 2015; and (ii) foreign exchange gain or loss resulted primarily from the appreciation or depreciation of the Mexican peso against the U.S. dollar on the Group’s U.S. dollar-denominated monetary asset position during the years ended December 31, 2017, 2016 and 2015 (see Notes 4 and 13). The exchange rate of the Mexican peso against the U.S. dollar as of December 31, 2017, 2016 and 2015 was of Ps.19.7051, Ps.20.6356 and Ps.17.2160, respectively.

(3)

In 2017, 2016 and 2015, other finance income or expense, net, included gain or loss from derivative financial instruments. In 2015, other finance income, net, included changes in fair value from an embedded derivative in a host contract related to the Group’s former investment in Convertible Debentures issued by UHI in the amount of Ps.409,196, as well as gain or loss from derivative financial instruments. In 2015 also included reclassifications in the aggregate amount of Ps.5,262,577 from accumulated other comprehensive income in consolidated equity in connection with cumulative gains related to changes in fair value of the Group’s former available-for-sale investments in Convertible Debentures (Ps.4,718,175) and Imagina (Ps.544,402); and a cash amount of U.S.$135.1 million (Ps.2,194,981) received for the exchange of Convertible Debentures issued by UHI for Warrants that are exercisable for UHI’s common stock (see Notes 3, 9, 10 and 14).

(4)

In 2017, 2016 and 2015, included primarily gains from cash equivalents and instruments held for trading. In 2015, included interest income from the Group’s investment in Convertible Debentures issued by UHI in the amount of Ps.142,010. (see Notes 3, 6, 9, 10 and 14).